Fair value measurements	6 Months Ended
Jun. 30, 2012
Fair value measurements

Note 5: Fair value measurements

Fair value is defined by the FASB as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

Fair value measurements are categorized according to the fair value hierarchy defined by the FASB. The hierarchical levels are based upon the level of judgment associated with the inputs used to measure the fair value of the assets and liabilities as follows:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

•	Level 2 inputs include quoted prices for identical or similar instruments in markets that are not active and inputs other than quoted prices that are observable for the asset or liability.

•	Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the asset or liability is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and may affect the placement of assets and liabilities within the levels of the fair value hierarchy.

Recurring fair value measurements

Our financial instruments recorded at fair value on a recurring basis consist of commodity derivative contracts (see Note 4). We have no Level 1 assets or liabilities as of June 30, 2012 or December 31, 2011. Our derivative contracts classified as Level 2 as of June 30, 2012 and December 31, 2011 consist of commodity price swaps and basis protection swaps, which are valued using an income approach. Future cash flows from the derivatives are estimated based on the difference between the fixed contract price and the underlying published forward market price, and are discounted at the LIBOR swap rate.

As of June 30, 2012 and December 31, 2011, our derivative contracts classified as Level 3 consisted of three-way collars. The fair value of these contracts is developed by a third-party pricing service using a proprietary valuation model, which we believe incorporates the assumptions that market participants would have made at the end of each period. Observable inputs include contractual terms, published forward pricing curves, and yield curves. Significant unobservable inputs are implied volatilities. Significant increases (decreases) in implied volatilities in isolation would result in a significantly higher (lower) fair value measurement. We review these valuations and the changes in the fair value measurements for reasonableness.

All derivative instruments are discounted further using a rate that incorporates our nonperformance risk for derivative liabilities and our counterparties’ nonperformance risk for derivative assets. If available, we use our counterparties’ credit default swap values or the spread between the risk-free interest rate and the yield on our counterparties’ publicly traded debt having similar maturities to our derivative contracts as the measure of our counterparties’ nonperformance risk. As of June 30, 2012 and December 31, 2011, the rate reflecting our nonperformance risk was 1.75% and 1.75%, respectively. The weighted-average rate reflecting our counterparties’ nonperformance risk was approximately 1.56% and 3.38% as of June 30, 2012 and December 31, 2011, respectively.

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of June 30, 2012			As of December 31, 2011
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$40,221	$(3,390)	$36,831	$33,956	$(11,012)	$22,944
Significant unobservable inputs (Level 3)	39,623	—	39,623	6,296	(1,247)	5,049
Netting adjustments (1)	(3,125)	3,125	—	(10,627)	10,627	—

	$76,719	$(265)	$76,454	$29,625	$(1,632)	$27,993

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Changes in the fair value of our collars classified as Level 3 in the fair value hierarchy during the six months ended June 30, 2012 and 2011 were:

	For the six months ended June 30,
Net derivative assets	2012	2011
Beginning balance	$5,049	$1,509
Realized and unrealized gains (losses) included in non-hedge derivative gains (losses)	37,206	(181)
Settlements received	(2,632)	(490)

Ending balance	$39,623	$838

Gains relating to instruments still held at the reporting date included in non-hedge derivative gains (losses) for the period	$35,232	$64

Nonrecurring fair value measurements

Additions to the asset and liability associated with our asset retirement obligations are measured at fair value on a nonrecurring basis. Our asset retirement obligations consist of the estimated present value of future costs to plug and abandon or otherwise dispose of our oil and natural gas properties and related facilities. Significant inputs used in determining such obligations include estimates of plugging and abandonment costs, inflation rates, discount rates, and well life, all of which are Level 3 inputs according to the fair value hierarchy. The estimated future costs to dispose of properties added during the first six months of 2012 and 2011 were escalated using an annual inflation rate of 2.95% and 2.95%, respectively, and discounted using our credit-adjusted risk-free interest rate of 7.50% and 8.30%, respectively. These estimates may change based upon future inflation rates and changes in statutory remediation rules. During the six months ended June 30, 2012 and 2011, additions to our asset retirement obligations were $416 and $242, respectively. See Note 6 for additional information regarding our asset retirement obligations.

Fair value of other financial instruments

Our significant financial instruments, other than derivatives, consist primarily of cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. We believe the carrying values of cash and cash equivalents, accounts receivable, and accounts payable approximate fair values due to the short-term maturities of these instruments.

The carrying value and estimated fair value of our long-term debt at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012		December 31, 2011
Level 2	Carrying value	Estimated fair value	Carrying value	Estimated fair value
8.875% Senior Notes due 2017	$—	$—	$323,342	$326,625
9.875% Senior Notes due 2020	293,789	333,390	293,559	322,500
8.25% Senior Notes due 2021	400,000	424,000	400,000	402,400
7.625% Senior Notes due 2022	400,000	407,000	—	—
Senior secured revolving credit facility	35,000	35,000	—	—
Other secured long-term debt	18,748	18,748	17,672	17,672

	$1,147,537	$1,218,138	$1,034,573	$1,069,197

The fair value of our Senior Notes was estimated based on quoted market prices. The carrying value of our senior secured revolving credit facility approximates fair value because it has a variable interest rate and incorporates a measure of our credit risk. The carrying value of our other secured long-term debt approximates fair value because the rates are comparable to those at which we could currently borrow under similar terms.

Counterparty credit risk

Our derivative contracts have been executed with the institutions that are parties to our senior secured revolving credit facility, and we believe the credit risks associated with all of these institutions are acceptable. We did not post collateral under any of these contracts as they are secured under our senior secured revolving credit facility. As of June 30, 2012, we had $35,000 outstanding under our senior secured revolving credit facility, and we had significant commodity derivative net asset balances with the following counterparties:

Percentage of
future hedged
Counterparty	production
JP Morgan Chase Bank, N.A.	30%
Societe Generale	20%
Royal Bank of Canada	9%
Macquarie Bank Limited	9%
Crédit Agricole CIB	7%
The Bank of Nova Scotia	6%

81%

Payment on our derivative contracts would be accelerated in the event of a default on our senior secured revolving credit facility. The aggregate fair value of our derivative liabilities was $3,390 at June 30, 2012.